Note 2 - Investments (Details) - Securities in an Unrealized Loss Position (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Greater than 12 months:
Estimated fair value	$ 123,814,834	$ 5,938,820
Gross unrealized loss	5,251,130	105,974
Number of securities	86	8
US Government Agencies Debt Securities [Member]
Less than 12 months:
Estimated fair value, less than 12 months	17,401,555
Gross unrealized loss, less than 12 months	703,570
Number of securities, less than 12 months	3
US States and Political Subdivisions Debt Securities [Member]
Less than 12 months:
Estimated fair value, less than 12 months	1,239,103
Gross unrealized loss, less than 12 months	60,898
Number of securities, less than 12 months	2
Corporate Debt Securities [Member]
Less than 12 months:
Estimated fair value, less than 12 months	56,249,758	4,648,363
Gross unrealized loss, less than 12 months	2,076,123	88,805
Number of securities, less than 12 months	37	5
Greater than 12 months:
Estimated fair value, greater than 12 months	1,072,341	243,040
Gross unrealized loss, greater than 12 months	175,763	4,960
Number of securities, greater than 12 months	1	1
Foreign [Member]
Less than 12 months:
Estimated fair value, less than 12 months	26,858,417	988,320
Gross unrealized loss, less than 12 months	1,395,450	11,680
Number of securities, less than 12 months	15	1
Residential Mortgage Backed Securities [Member]
Less than 12 months:
Estimated fair value, less than 12 months	18,187,588
Gross unrealized loss, less than 12 months	345,062
Number of securities, less than 12 months	4
Asset-backed Securities [Member]
Greater than 12 months:
Estimated fair value, greater than 12 months		59,097
Gross unrealized loss, greater than 12 months		529
Number of securities, greater than 12 months		1
Debt Securities [Member]
Greater than 12 months:
Estimated fair value	121,008,762	5,938,820
Gross unrealized loss	4,756,866	105,974
Number of securities	62	8
Common Stock [Member]
Less than 12 months:
Estimated fair value, less than 12 months	2,806,072
Gross unrealized loss, less than 12 months	494,264
Number of securities, less than 12 months	24
Equity Securities [Member]
Greater than 12 months:
Estimated fair value	2,806,072
Gross unrealized loss	$ 494,264
Number of securities	24